INVESTMENT IN SUBSIDIARIES AND LOSS ON SALE OF SUBSIDIARY - Investment in subsidiaries (Details) $ in Millions	Nov. 22, 2023 USD ($)
Argo Holdings US Inc. [Member] | Company
INVESTMENT IN SUBSIDIARIES AND LOSS ON SALE OF SUBSIDIARY
Contributed shares value	$ 65